Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2017
Pension and other post-retirement benefits
24 Pension and other post-retirement benefits
The Group expects to contribute CHF 442 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2017. As of the end of 2Q17, CHF 238 million of contributions have been made.
Components of total benefit costs
in	2Q17	1Q17	2Q16	6M17	6M16
Total benefit costs (CHF million)
Service costs on benefit obligation	67	66	78	133	155
Interest costs on benefit obligation	36	37	70	73	140
Expected return on plan assets	(151)	(152)	(178)	(303)	(356)
Amortization of recognized prior service cost/(credit)	(33)	(32)	(29)	(65)	(58)
Amortization of recognized actuarial losses	100	101	105	201	210
Net periodic benefit costs	19	20	46	39	91
Settlement losses/(gains)	0	(1)	0	(1)	2
Curtailment losses/(gains)	(8)	(18)	(3)	(26)	(10)
Special termination benefits	4	0	3	4	4
Total benefit costs	15	1	46	16	87

Bank
Pension and other post-retirement benefits
23 Pension and other post-retirement benefits
> Refer to “Note 30 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
The Bank expects to contribute CHF 34 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2017. As of the end of 6M17, CHF 17 million of contributions had been made.
Components of total benefit costs
in	6M17	6M16
Total benefit costs (CHF million)
Service costs on benefit obligation	11	11
Interest costs on benefit obligation	48	69
Expected return on plan assets	(66)	(88)
Amortization of recognized prior service cost/(credit)	0	0
Amortization of recognized actuarial losses	31	28
Net periodic benefit costs	24	20
Curtailment losses/(gains)	(5)	0
Total benefit costs	19	20